Acquisitions and Divestitures - Disclosure Of Detailed Information About Business Combinations (Details) - Mesquite [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 13,665
Accounts receivables, prepaids expenses and deposits	1,842
Inventory	140,072
Current tax receivable	776
Mineral property, plant and equipment	43,194
Other assets	75
Deferred tax assets	1,064
Accounts payable and accrued liabilities	(11,761)
Reclamation obligation	(17,675)
Other liabilities	(150)
Fair value of Mesquite net assets acquired	171,102
Bargain purchase gain recognized in net loss at October 30, 2018	651
Previously stated [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	13,665
Accounts receivables, prepaids expenses and deposits	1,842
Inventory	91,975
Current tax receivable	2,779
Mineral property, plant and equipment	95,736
Other assets	75
Deferred tax assets	5,319
Accounts payable and accrued liabilities	(11,267)
Reclamation obligation	(17,675)
Other liabilities	(150)
Fair value of Mesquite net assets acquired	182,299
Bargain purchase gain recognized in net loss at October 30, 2018	15,236
Adjustments [member]
Disclosure of detailed information about business combination [line items]
Inventory	48,097
Current tax receivable	(2,003)
Mineral property, plant and equipment	(52,542)
Deferred tax assets	(4,255)
Accounts payable and accrued liabilities	(494)
Fair value of Mesquite net assets acquired	(11,197)
Bargain purchase gain recognized in net loss at October 30, 2018	$ (14,585)